7. Other income and expenses	12 Months Ended
Dec. 31, 2019
Other Income And Expenses
Other income and expenses
7.1.	Other operating income

	2019		2018		2017
	ARS 000		ARS 000		ARS 000

Interest earned from customers	6.435.008	(1)	2.497.175	(1)	673,144	(1)
Foreign exchange difference, net	11.912.288	(2)	17.542.426	(2)	179,521	(2)
Recovery of insurance	248		279,167		568,062
Others	5,660		22,247		10,010
	18,353,204		20,341,015		1,430,737

(1)	Includes 23,686, 52,908 and 53,489 related to receivables under FONINVEMEM I and II Agreements for the years ended December 31, 2019, 2018 and 2017, respectively. It also includes 2,425,779 and 1,707,897 related to CVO receivables for the years ended December 31, 2019 and 2018, respectively.

(2)	Includes 450,546, 1,019,092 and 261,589 related to receivables under FONINVEMEM I and II Agreements for the years ended December 31, 2019, 2018 and 2017, respectively. It also includes 10,775,554 and 15,567,267 related to CVO receivables for the years ended December 31, 2019 and 2018.

7.2.	Other operating expenses

	2019	2018	2017
	ARS 000	ARS 000	ARS 000

Charge related to the provision for lawsuits and claims	(5,282)	(136,959)	(157,223)
Impairment of material and spare parts	(31,568)	(58,295)	(52,920)
Charge related to the allowance for doubtful accounts	(9,667)	-	-
Charge related to discount tax credits	(223,885)	-	-
Others	(352)	(9,160)	(5,435)
	(270,754)	(204,414)	(215,578)

7.3.	Finance income

	2019	2018	2017
	ARS 000	ARS 000	ARS 000

Interest earned	29,483	79,534	366,630
Net income on financial assets at fair value through profit or loss (1)	1,261,304	785,696	171,545
Foreign exchange differences	2,309,920	2,048,075	103,034
Net income on disposal of financial assets at fair value through other comprehensive income (1)	-	594,371	1,756,755
	3,600,707	3,507,676	2,397,964

(1)	Net of 96,035, 55,524 and 139,001 corresponding to turnover tax for the years ended December 31, 2019, 2018 and 2017.

7.4.	Finance expenses

	2019	2018	2017
	ARS 000	ARS 000	ARS 000

Interest on loans and borrowings from CAMMESA	(3,211,221)	(2,274,567)	(1,709,009)
Foreign exchange differences	(12,028,829)	(7,328,225)	(124,072)
Bank commissions for loans and others	(160,134)	(90,005)	(13,914)
Others	(524,683)	-	-
	(15,924,867)	(9,692,797)	(1,846,995)